Share capital, share premium and other capital reserves (Tables)	12 Months Ended
Dec. 31, 2022
Share capital, share premium and other capital reserves
Schedule of share capital

The following table provides information about the Company’s share capital as of December 31, 2022, 2021 and 2020:

(in thousands, except	Authorized			Issued and fully paid			Additional paid-in capital		Share premium
for share and per	December 31,			December 31,			December 31,		December 31,
share amounts)	2022	2021	2020	2022	2021	2020	2022	2021	2020
Common shares of $0.01 each	—	—	447,525	—	—	281,775	$—	$—	$—
Preference Series A shares of $0.01 each	—	—	1,755,845	—	—	1,037,595	—	—	722
Preference Series B shares of $0.01 each	—	—	3,899,766	—	—	3,899,766	—	—	18,340
Preference Series C shares of $0.01 each	—	—	4,133,805	—	—	4,133,805	—	—	22,026
Preference shares of $0.01 each	—	—	9,789,416	—	—	9,071,166	—	—	41,088
Preference shares of $0.14 each	45,000,000	45,000,000	—	—	—	—	—	—	—
Common shares of $0.14 each	45,000,000	45,000,000	—	26,289,087	25,775,538	—	194,424	192,270	—
	90,000,000	90,000,000	10,236,941	26,289,087	25,775,538	9,352,941	$194,424	$192,270	$41,088

Schedule of major shareholders on a non-diluted basis

	As of December 31,
	2022	2021
Gilde Healthcare	20.6%	21.0%
Versant Venture Capital VI, L.P.	17.5%	17.8%
Novo Holdings A/S	12.7%	12.9%
Redmile Biopharma Investments	10.6%	10.8%
Sanofi Foreign Participations B.V.	7.3%	7.4%
Ysios Capital Partners, SGECR,S.A.U.	—%	6.2%
Other shareholders	31.3%	23.9%
	100.0%	100.0%